BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Funds III

BlackRock LifePath® ESG Index Retirement Fund

BlackRock LifePath® ESG Index 2025 Fund

BlackRock LifePath® ESG Index 2030 Fund

BlackRock LifePath® ESG Index 2035 Fund

BlackRock LifePath® ESG Index 2040 Fund

BlackRock LifePath® ESG Index 2045 Fund

BlackRock LifePath® ESG Index 2050 Fund

BlackRock LifePath® ESG Index 2055 Fund

BlackRock LifePath® ESG Index 2060 Fund

BlackRock LifePath® ESG Index 2065 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

BlackRock Funds V

BlackRock Strategic Income Opportunities Portfolio

BlackRock Variable Series Funds, Inc.

BlackRock 60/40 Target Allocation ETF V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 1, 2022 to the

Summary Prospectuses and Prospectuses of each Fund, as amended to date

The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, and the section of each Fund’s Prospectuses entitled “Fund Overview—Key Facts About [the Fund]— Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund,” as applicable, is amended to delete the eighth bullet point in the list and to replace it with the following:

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Prospectuses entitled “Details About the Fund—Investment Risks—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs—Foreign Securities Risk” or “Details About the Fund[s]—A Further Discussion of Risk Factors—Principal Risks of the Underlying Funds—Foreign Securities Risk” or “Details About the

Fund—Investment Risks—Principal Risks of Investing in the Fund—Foreign Securities Risk,” as applicable, is amended to delete the sub-section entitled “European Economic Risk” and to replace it with the following:

European Economic Risk — The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

The section of each Fund’s Prospectuses entitled “Details About the Fund—Investment Risks—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs—Investment in a Particular Geographic Region or Country Risks” or “Details About the Fund—Investment Risks—Principal Risks of Investing in the Fund—Investments in a Particular Geographic Region or Country,” or “Details About the Fund[s]—A Further Discussion of Risk Factors—Investment in a Particular Geographic Region or Country Risks,” as applicable, are amended to delete the risk factor entitled “Russia” in its entirety and to replace it with the following:

Russia — Because of the recent formation of the Russian securities markets, the underdeveloped state of Russia’s banking and telecommunication system and the legal and regulatory framework in Russia, settlement, clearing and registration of securities transactions are subject to additional risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out either by the issuers themselves or by registrars located throughout Russia. These registrars may not have been subject to effective state supervision or licensed with any governmental entity. In 2013, Russia established the National Settlement Depository (“NSD”) as a recognized central securities depository, and title to Russian equities is now based on the records of the NSD and not on the records of the local registrars. The implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities; however, loss may still occur. Additionally, issuers and registrars remain prominent in the validation and approval of documentation requirements for corporate action processing in Russia, and there remain inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.

In addition, Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and the Ukraine in 2014 and 2022. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by

Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.

Governments in the United States and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Shareholders should retain this Supplement for future reference.

PR2-EURO2-0222SUP

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